Share-based Compensation and Incentive Plans (Summary of Share-Based Compensation) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Share-based compensation	$ 12	$ 12	$ 10
Income tax benefit recognized in net income for share-based compensation	3	3	2
Incremental compensation cost	$ 1	$ 0	$ 1